Income Tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax - Changes In Valuation Allowances Details 5
Balance, April 1	$ 4,203	$ 4,607	$ 4,270
Charged / (credited) to income tax expense	32	(404)	337
Balance, March 31	$ 4,235	$ 4,203	$ 4,607